Discontinued Operations and Disposal Groups (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations [Table]
The following table presents the components of Income from Discontinued Operations, Net of Income Taxes:

	Year Ended December 31
	2024	2023	2022
Net Sales	$3,253	$3,285	$3,223
Cost of products sold	2,362	2,522	2,528
Gross Profit	891	763	695
Marketing, research and general expenses	381	346	323
Other (income) and expense, net	—	1	—
Operating Profit	510	416	372
Nonoperating expense	(1)	(1)	—
Income from discontinued operations before income taxes	509	415	372
Provision for income taxes	(123)	(110)	(90)
Income from Discontinued Operations, Net of Income Taxes	$386	$305	$282
The following table presents significant non-cash items and capital expenditures of discontinued operations:

	Year Ended December 31
	2024	2023	2022
Depreciation and Amortization	$133	$115	$123
Capital Spending	116	100	134
The following table presents the components of assets and liabilities classified as discontinued operations:

	December 31
	2024	2023
Assets
Cash and cash equivalents	$11	$18
Accounts receivable, net	281	299
Inventories	370	406
Other current assets	34	25
Current Assets of Discontinued Operations	$696	$748

Property, Plant and Equipment, Net	$1,229	$1,308
Goodwill	168	191
Other Intangible Assets, Net	7	9
Other Assets	104	122
Non-current Assets of Discontinued Operations	$1,508	$1,630

Liabilities
Debt payable within one year	$4	$4
Trade accounts payable	451	464
Accrued expenses and other current liabilities	228	253
Current Liabilities of Discontinued Operations	$683	$721

Long-Term Debt	$21	$31
Non-current Employee Benefits	15	15
Deferred Income Taxes	26	34
Other Liabilities	77	93
Non-current Liabilities of Discontinued Operations	$139	$173

Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Depreciation and Amortization, Discontinued Operations		$ 133	$ 115	$ 123
Capital Expenditure, Discontinued Operations		116	100	134
Disposal Group, Including Discontinued Operation, Cash and Cash Equivalents	$ 11	11	18
Disposal Group, Including Discontinued Operation, Accounts Payable	281	281	299
Disposal Group, Including Discontinued Operation, Inventory	370	370	406
Disposal Group, Including Discontinued Operation, Other Assets, Current	34	34	25
Current Assets of Discontinued Operations	696	696	748
Disposal Group, Including Discontinued Operation, Property, Plant and Equipment	1,229	1,229	1,308
Disposal Group, Including Discontinued Operation, Goodwill	168	168	191
Disposal Group, Including Discontinued Operation, Intangible Assets	7	7	9
Disposal Group, Including Discontinued Operation, Other Assets, Noncurrent	104	104	122
Non-current Assets of Discontinued Operations	1,508	1,508	1,630
Disposal Group, Including Discontinued Operation, Accounts Payable, Current	4	4	4
Disposal Group, Including Discontinued Operation, Accounts Payable	451	451	464
Disposal Group, Including Discontinued Operation, Accrued Liabilities, Current	228	228	253
Disposal Group, Including Discontinued Operation, Liabilities, Current	683	683	721
Disposal Group, Including Discontinued Operation, Long-Term Debt	21	21	31
Disposal Group, Including Discontinued Operation, Non-current Employee Benefits	15	15	15
Disposal Group, Including Discontinued Operation, Deferred Tax Liabilities	26	26	34
Disposal Group, Including Discontinued Operation, Other Liabilities, Noncurrent	77	77	93
Disposal Group, Including Discontinued Operation, Liabilities, Noncurrent	$ 139	139	173
Disposal Group, Including Discontinued Operation, Revenue		3,253	3,285	3,223
Disposal Group, Including Discontinued Operation, Costs of Goods Sold		2,362	2,522	2,528
Disposal Group, Including Discontinued Operation, Gross Profit (Loss)		891	763	695
Disposal Group, Including Discontinued Operation, Marketing, Research and General Expenses		381	346	323
Disposal Group, Including Discontinued Operation, Other Expense		0	1	0
Disposal Group, Including Discontinued Operation, Operating Income (Loss)		510	416	372
Disposal Group, Including Discontinued Operation, Nonoperating Expense		(1)	(1)	0
Discontinued Operation, Income (Loss) from Discontinued Operation, before Income Tax		509	415	372
Discontinued Operation, Tax Effect of Discontinued Operation		(123)	(110)	(90)
Income from Discontinued Operations, Net of Income Taxes		$ 386	$ 305	$ 282
Buyer Percent Interest in Joint Venture	51.00%	51.00%
Disposal Group, Including Discontinued Operation, Consideration	$ 1,700	$ 1,700
Discontinued Operation, Equity Method Investment Retained after Disposal, Ownership Interest after Disposal	49.00%	49.00%
Discontinued Operations, Transition Service Agreement Term		18 months
Discontinued Operations, Supply Agreement Term		36 months